Debt and Credit Arrangements - Additional Information (Detail) - USD ($) $ in Thousands					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 17, 2018	Aug. 13, 2018	Jul. 02, 2018	Feb. 03, 2017	Nov. 03, 2018	Oct. 28, 2017	Nov. 03, 2018	Oct. 28, 2017	Feb. 03, 2018	Feb. 03, 2017	Jan. 28, 2017	Jan. 30, 2016
Debt Instrument [Line Items]
Write off deferred debt issuance cost				$ 9,788					$ 9,788
Debt issuance costs					$ 696	$ 950	$ 2,626	$ 3,045	4,060		$ 7,693	$ 7,408
Term Loan outstanding					1,957,900	2,802,400	1,957,900	2,802,400	2,752,563
Debt extinguishment charges				$ 21,100	(6,246)	1,402	(25,405)	(21,061)
Abl Facility [Member]
Debt Instrument [Line Items]
Credit facility, maturity period				Feb. 03, 2022
Write off deferred debt issuance cost				$ 2,200
Debt issuance costs				200
Capitalized debt issuance costs				7,900						$ 7,900
Outstanding loans					424,000	262,000	424,000	262,000	217,000		55,000
Outstanding letter of credit					45,100	42,000	45,100	$ 42,000	44,200		48,000
Abl Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
ABL Facility					950,000		$ 950,000		$ 950,000
Debt instrument interest rate term description							As amended, interest on the revolving credit facility is calculated either at LIBOR plus a range of 125 to 175 basis points or a base rate plus a range of 25 to 75 basis points; and interest on the term loan is calculated at LIBOR plus a range of 200 to 250 basis points or a base rate plus a range of 100 to 150 basis points, in all cases based on excess availability.		Interest rates under the revolving credit facility are calculated either on LIBOR plus a range of 150 to 200 basis points based on excess availability, or an alternative base rate calculation based on the higher of prime, the federal funds rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus a range of 50 to 100 basis points based on excess availability. The Company may elect one week or one, two, three, or six-month LIBOR terms.
Debt instrument, description of variable rate basis							Interest on the revolving credit facility is calculated either at LIBOR plus a range of 125 to 175 basis points or		Interest rates under the revolving credit facility are calculated either on LIBOR plus a range of 150 to 200 basis points based on excess availability
Interest rate on revolving credit facility							3.56%	2.74%	3.08%
Borrowing availability					521,600	666,700	$ 521,600	$ 666,700	$ 574,800
Abl Facility [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							1.25%		1.50%
Abl Facility [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							1.75%		2.00%
Abl Facility [Member] | Revolving Credit Facility [Member] | Alternate Base Rate [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis							A base rate plus a range of 25 to 75 basis points;		An alternative base rate calculation based on the higher of prime, the federal funds rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus a range of 50 to 100 basis points based on excess availability. The Company may elect one week one-week or one- , two- , three- , or one, two, three, or six-month LIBOR terms.
Debt instrument, basis spread on variable rate									1.00%
Abl Facility [Member] | Revolving Credit Facility [Member] | Alternate Base Rate [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							0.25%		0.50%
Abl Facility [Member] | Revolving Credit Facility [Member] | Alternate Base Rate [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							0.75%		1.00%
Abl Facility [Member] | Revolving Credit Facility [Member] | Alternate Base Rate [Member] | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate									0.50%
Abl Facility [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Term loan					$ 50,000		$ 50,000		$ 50,000
Debt instrument payment term description							The $50.0 million term loan payment terms are restricted in that the term loan cannot be repaid unless all loans outstanding under the ABL Facility are repaid, and once repaid, cannot be re-borrowed. The availability under the $950.0 million revolving credit facility is restricted based on eligible monthly merchandise inventories and receivables as defined in the facility agreement.		The $50.0 million term loan payment terms are restricted in that the term loan cannot be repaid unless all loans outstanding under the ABL Facility are repaid, and once repaid, cannot be re-borrowed. The availability under the $950.0 million revolving credit facility is restricted based on eligible monthly merchandise inventories and receivables as defined in the facility agreement.
Debt instrument interest rate term description							Interest on the term loan is calculated at LIBOR plus a range of 200 to 250 basis points or a base rate plus a range of 100 to 150 basis points, in all cases based on excess availability.		Interest on the term loan is based either on LIBOR plus a range of 300 to 350 basis points or the alternative base rate described above, plus a range of 200 to 250 basis points based on excess availability.
Debt instrument, description of variable rate basis							Interest on the term loan is calculated at LIBOR plus a range of 200 to 250 basis points		LIBOR plus a range of 300 to 350 basis points
Abl Facility [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							2.00%		3.00%
Abl Facility [Member] | Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							2.50%		3.50%
Abl Facility [Member] | Term Loan [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis							A base rate plus a range of 100 to 150 basis points, in all cases based on excess availability.		Alternative base rate described above, plus a range of 200 to 250 basis points based on excess availability.
Abl Facility [Member] | Term Loan [Member] | Alternate Base Rate [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							0.125%
Leverage ratio					0.03%		0.03%
Abl Facility [Member] | Term Loan [Member] | Alternate Base Rate [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							1.00%		2.00%
Abl Facility [Member] | Term Loan [Member] | Alternate Base Rate [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							1.50%		2.50%
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Write off deferred debt issuance cost				3,100
Debt issuance costs				8,300
Capitalized debt issuance costs				8,500						8,500
Term loan				$ 1,925,000						$ 1,925,000
Debt instrument interest rate term description				Interest on the First Lien Term Loan is calculated either at LIBOR plus a range of 350 to 375 basis points where LIBOR is subject to a floor of zero or an alternative base rate calculation based on the higher of prime, the federal funds effective rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus a range of 250 to 275 basis points.						Interest on the First Lien Term Loan is calculated either at LIBOR plus a range of 350 to 375 basis points where LIBOR is subject to a floor of zero or an alternative base rate calculation based on the higher of prime, the federal funds effective rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus a range of 250 to 275 basis points.
Debt instrument, description of variable rate basis				Interest on the First Lien Term Loan is calculated either at LIBOR plus a range of 350 to 375 basis points where LIBOR is subject to a floor of zero						Interest on the First Lien Term Loan is calculated either at LIBOR plus a range of 350 to 375 basis points where LIBOR is subject to a floor of zero
Debt instrument maturity date				Feb. 03, 2024						Feb. 03, 2024
Term loan, original issue discount				$ 4,800						$ 4,800
Debt instrument interest rate							5.28%	4.99%	4.95%
Percentage of original principal amount required to pay in quarterly installments									0.25%
Term Loan outstanding					$ 1,533,890	1,915,375	$ 1,533,890	$ 1,915,375	$ 1,910,563		1,425,273
Term Loan, frequency of periodic payment									Quarterly
Refinancing fees		$ 1,800
Debt issuance costs		4,400
Term Loan drew amount		350,000
Debt instrument principal amount		1,537,700
Debt issuance third party costs		$ 1,800
First Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.75%		3.50%						3.50%
First Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		3.00%		3.75%						3.75%
First Lien Term Loan [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis				An alternative base rate calculation based on the higher of prime, the federal funds effective rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus a range of 250 to 275 basis points.						An alternative base rate calculation based on the higher of prime, the federal funds effective rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus a range of 250 to 275 basis points.
First Lien Term Loan [Member] | Alternate Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				2.50%						2.50%
First Lien Term Loan [Member] | Alternate Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				2.75%						2.75%
First Lien Term Loan [Member] | Alternate Base Rate [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				1.00%						1.00%
Leverage ratio		0.03%
First Lien Term Loan [Member] | Alternate Base Rate [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.75%
First Lien Term Loan [Member] | Alternate Base Rate [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.00%
First Lien Term Loan [Member] | Alternate Base Rate [Member] | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				0.50%						0.50%
Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Write off deferred debt issuance cost			$ 13,000	$ 4,500
Debt issuance costs				2,800
Capitalized debt issuance costs				8,200						$ 8,200
Term loan				$ 625,000					$ 625,000	$ 625,000
Debt instrument interest rate term description				Interest was calculated either at LIBOR plus 750 basis points where LIBOR is subject to a floor of zero or an alternative base rate calculation based on the higher of the prime, the federal funds effective rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus 650 basis points.						Interest was calculated either at LIBOR plus 750 basis points where LIBOR is subject to a floor of zero or an alternative base rate calculation based on the higher of the prime, the federal funds effective rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus 650 basis points.
Debt instrument, description of variable rate basis				Interest was calculated either at LIBOR plus 750 basis points where LIBOR is subject to a floor of zero.						Interest was calculated either at LIBOR plus 750 basis points where LIBOR is subject to a floor of zero.
Debt instrument maturity date				Feb. 03, 2025						Feb. 03, 2025
Term loan, original issue discount				$ 6,200					6,200	$ 6,200
Term Loan outstanding						$ 625,000		$ 625,000	$ 625,000		$ 577,183
Debt instrument interest rate						8.74%		8.74%	8.95%
Payments Of debt			623,200
Payment for repayment premiums			6,200
Debt extinguishment charges			$ 19,200
Second Lien Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				7.50%						7.50%
Second Lien Term Loan [Member] | Alternate Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis				An alternative base rate calculation based on the higher of the prime, the federal funds effective rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus 650 basis points.						An alternative base rate calculation based on the higher of the prime, the federal funds effective rate plus 50 basis points or one-month LIBOR plus 100 basis points, plus 650 basis points.
Debt instrument, basis spread on variable rate				6.50%						6.50%
Second Lien Term Loan [Member] | Alternate Base Rate [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				1.00%						1.00%
Second Lien Term Loan [Member] | Alternate Base Rate [Member] | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				0.50%						0.50%
Amended And Restated ABL Facility [Member]
Debt Instrument [Line Items]
Credit facility, maturity period	Aug. 17, 2023			Feb. 03, 2022						Feb. 03, 2022
Outstanding loans				$ 340,000						$ 340,000
Refinancing fees	$ 1,000
Debt issuance costs	$ 900